INCOME TAXES - Loss carry-forward (Details) € in Thousands	Dec. 31, 2021 EUR (€)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	€ 29,647
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	105
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	982
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	911
2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	338
2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	227
2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	1,184
2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	1,727
2033
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	2,470
2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	1,205
2035
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	3,064
2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	1,606
2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	3,102
2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	2,097
2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	2,180
2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	3,238
2041
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss subject to expiration	€ 5,211